Capital Management	12 Months Ended
Mar. 31, 2018
Capital Management [Abstract]
Capital Management
24.	Capital management:

The Corporation’s objective in managing capital is to ensure sufficient liquidity to develop its technologies and commercialize its products, finance its research and development activities, including the cannabis project, selling, general and administrative expenses, its overall capital expenditures and those related to its debt reimbursement. The Corporation is not exposed to external requirements by regulatory agencies regarding its capital. The Corporation is subject to certain financial covenants under its secured loan. As of March 31, 2018, the Corporation was in compliance with these financial covenants.

Since inception, the Corporation has financed its liquidity needs primarily through the cash coming from the sale of the krill business, cash flows from operating activities and liquidities, as well as the issuance of debt and common shares. The Corporation optimizes its liquidity needs by non-dilutive sources whenever possible, including research tax credits, investment tax credits, interest income and revenues from strategic partnerships, collaboration agreements and government assistance.

The Corporation defines capital as being the total of shareholders’ equity and loans and borrowings.

The Corporation’s primary objectives when managing capital are to:

•	Ensure that the Corporation will continue as a going concern while providing an appropriate investment return to its shareholders;
•	Optimize leverage position of the nutraceutical segment by generating positive cash flows and reducing the long-term debt;
•	Preserve its financial flexibility in order to continue to develop unique extracts and formulations in high potential growth segments such as medical and wellness cannabinoid-based products.

Cash, cash equivalents and restricted short-term investments:

As at March 31, 2018 cash amounted to $5,784,810 (March 31, 2017 – $12,808,173), and cash equivalents amounted to $18,502,297 (March 31, 2017 – $2,994,190).

The Corporation cash equivalents and restricted short-term investments as at March 31, 2018 and 2017 are as follows:

			March 31,			March 31,
			2018			2017
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Term deposit (1)	April 27, 2018	1.12%	$18,502,297	April 11, 2017	0.52%	$1,662,375
Term deposit (1)	—	—	—	April 25, 2017	0.53%	1,331,815
Restricted short-term investment as pledge for the acquisition of Biodroga	May 28, 2018	1.20%	2,350,000	June 1, 2017	1.05%	2,350,000
Restricted short-term investment	Dec. 11, 2018	0.90%	60,000	Dec. 11, 2017	0.85%	72,000
Restricted short-term investment as pledge for cross currency swaps	—	—	—	April 4, 2018	—	323,000

(1) Cashable at any time at the discretion of the Corporation, under certain conditions.